CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 8,180,107	$ 1,186,004	¥ 9,060,784	¥ 6,577,307
Cost of revenues (including related party amounts of RMB988, RMB980 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(7,750,569)	(1,123,727)	(8,709,496)	(6,220,324)
Gross profit	429,538	62,277	351,288	356,983
Operating expenses:
Selling and marketing expenses	(560,059)	(81,201)	(518,167)	(409,211)
General and administrative expenses	(1,149,677)	(166,687)	(601,702)	(379,892)
Research and development expenses	(971,216)	(140,813)	(1,043,811)	(775,130)
Total operating expenses	(2,680,952)	(388,701)	(2,163,680)	(1,564,233)
Operating loss	(2,251,414)	(326,424)	(1,812,392)	(1,207,250)
Interest income	80,743	11,707	71,942	77,118
Interest expense	(137,812)	(19,981)	(52,040)	(9,453)
Foreign exchange gain (loss)	(334,629)	(48,517)	37,822	188,800
Other gain (loss), net	(43,810)	(6,352)	83,606	14,301
Other (expense) income, net	23,007	3,336	95,047	(10,810)
Loss before income taxes	(2,663,915)	(386,231)	(1,576,015)	(947,294)
Income tax expense	(24,473)	(3,548)	(15,741)	(14,904)
Net loss	(2,688,388)	(389,779)	(1,591,756)	(962,198)
Less: net income (loss) attributable to non-controlling interests	(30,204)	(4,379)	(3,044)	61
Net loss attributable to Kingsoft Cloud Holdings Limited	(2,658,184)	(385,400)	(1,588,712)	(962,259)
Accretion to redemption value of redeemable convertible preferred shares | ¥				(19,768)
Net loss attributable to ordinary shareholders - basic	¥ (2,658,184)	$ (385,400)	¥ (1,588,712)	¥ (982,027)
Net loss per share:
Basic | (per share)	¥ (0.73)	$ (0.11)	¥ (0.46)	¥ (0.41)
Diluted | (per share)	¥ (0.73)	$ (0.11)	¥ (0.46)	¥ (0.41)
Shares used in the net loss per share computation:
Basic | shares	3,623,838,985	3,623,838,985	3,441,729,444	2,400,874,197
Diluted | shares	3,623,838,985	3,623,838,985	3,441,729,444	2,400,874,197
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	¥ 660,697	$ 95,792	¥ (139,575)	¥ (552,788)
Comprehensive loss	(2,027,691)	(293,987)	(1,731,331)	(1,514,986)
Less: Comprehensive income (loss) attributable to non-controlling interests	(30,463)	(4,417)	(3,177)	61
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,997,228)	(289,570)	(1,728,154)	(1,515,047)
Accretion to redemption value of redeemable convertible preferred shares | ¥				(19,768)
Comprehensive loss attributable to ordinary shareholders	(1,997,228)	(289,570)	(1,728,154)	(1,534,815)
Public cloud services
Revenues:
Total revenues	5,360,282	777,168	6,159,085	5,166,851
Enterprise cloud services
Revenues:
Total revenues	2,816,976	408,423	2,897,817	1,372,689
Others
Revenues:
Total revenues	¥ 2,849	$ 413	¥ 3,882	¥ 37,767